Borrowings (Details) - Schedule of Annual Maturities Years - Apr. 30, 2024 ¥ in Thousands, $ in Thousands		JPY (¥)	USD ($)
Schedule of Annual Maturities Years [Abstract]
2025	[1]	¥ 13,332	$ 85
2026	[2]	1,007,781	6,397
Total		¥ 1,021,113	$ 6,482

[1]	The amounts due in 2025 are comprised of twelve monthly payments of ¥1,111 thousand ($7 thousand) each month.
[2]	Future payments for the New Debt are included in 2026, replacing the short-term obligation under the Loan Agreement as of April 30, 2024 on a long-term debt.